INCOME TAXES - Disclosure of non-capital loss carryforwards (Details) - CAD ($)	Nov. 30, 2023	Nov. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	$ 6,464,410	$ 5,061,190
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	675,203
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	941,464
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	1,561,728
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	1,412,265
2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	470,530
2043 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	$ 1,403,221